Subsequent Events - Additional Information (Detail) m³ in Thousands, R$ in Thousands	Apr. 10, 2019 BRL (R$)	Apr. 05, 2019 BRL (R$) m³	Mar. 22, 2019 BRL (R$) m³	Dec. 31, 2018 BRL (R$)	Dec. 31, 2017 BRL (R$)	Jan. 01, 2017 BRL (R$)
Disclosure of non-adjusting events after reporting period [line items]
Investments | R$				R$ 129,087	R$ 150,194	R$ 141,687
Forward split [member]
Disclosure of non-adjusting events after reporting period [line items]
Description Stock split ratio	At a ratio of one currently existing share to two shares of the same class and type.
Port concessions [member] | IPP [member]
Disclosure of non-adjusting events after reporting period [line items]
Number of port concession areas won		2,000	3,000
Number of consortiums			2,000
Port concessions description			These concessions were carried out by two consortiums of which IPP holds one third of the total participation.
Investments | R$			R$ 160,000
Term of concession			25 years
Percentage of consortium owned		50.00%
Number of periods that Port areas will be operated		15 years
Port concessions [member] | IPP [member] | Area BEL02A [member]
Disclosure of non-adjusting events after reporting period [line items]
Minimum port storage capacity		41
Port concessions [member] | IPP [member] | Area BEL04A [member]
Disclosure of non-adjusting events after reporting period [line items]
Minimum port storage capacity		23
Port concessions [member] | IPP [member] | Paraiba [member] | Port of Cabedelo [member]
Disclosure of non-adjusting events after reporting period [line items]
Minimum port storage capacity			64
Port concessions [member] | IPP [member] | Espirito Santo [member] | Port of Vitoria [member]
Disclosure of non-adjusting events after reporting period [line items]
Minimum port storage capacity			66
Port concessions [member] | Ultracargo [member]
Disclosure of non-adjusting events after reporting period [line items]
Number of port concession areas won		1,000
Number of periods that Port areas will be operated		25 years
Port concessions [member] | Ultracargo [member] | Area VDC12 [member]
Disclosure of non-adjusting events after reporting period [line items]
Minimum port storage capacity		59
Port concessions [member] | IPP and Ultracargo [member]
Disclosure of non-adjusting events after reporting period [line items]
Estimated investments to port concessions | R$		R$ 450,000
Administrative decision [member] | CADE [member]
Disclosure of non-adjusting events after reporting period [line items]
Payment for fine | R$	R$ 40,700